PREPAID AND OTHER CURRENT ASSETS, NET (Schedule of Allowance for Doubtful Accounts) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2012
Allowance for doubtful accounts:
Balance at beginning of year		¥ (11,212)	¥ (179,055)
Addition	[1]	(1,029)	(2,690)
Written off		2,587	150,886	¥ 46,829
Decrease due to disposal of subsidiaries	[2]	0	19,647
Balance at end of year		¥ (9,654)	¥ (11,212)

[1]	Other addition of allowance during the years of 2017 and 2018 was mainly provided against third parties and former employees due to the remote recoverability.
[2]	In the year ended December 31, 2018, the Group negotiated and recovered receivables due from Xihua Group in RMB 20,000. It was part of receivables from Xihua Group which had been provided with allowance and written off in the year of 2012 because our management had to focus on JPL process in 2012 and following years till 2014, and did not have enough resources to put towards collection of such receivables back then. In 2018, Xihua Group was searching for a business cooperation agreement with the Group, which led to the collection of the receivable in RMB 20,000 as a final settlement of historical receivables as aforementioned. As of December 31, 2018, RMB 20,000 has been fully collected by the Group.